EVENTS AFTER THE REPORTING DATE	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EVENTS AFTER THE REPORTING DATE [Text Block]

20. EVENTS SUBSEQUENT TO THE REPORTING DATE

Subsequent to the year ended December 31, 2017, the Company,

Sweden

a)

executed a definitive agreement for the sale of the Guldgruvan cobalt project to Boreal Energy Metals Corporation (“BEMC”), subsidiary of BMC in southern Norway. Pursuant to the agreement, BEMC will acquire 100% interest in the project according to the following terms (all dollar amounts in USD):

•

At closing, BEMC will issue to EMX that number of common shares of BEMC that represents a 5.9% equity ownership in BEMC. BEMC will have the continuing obligation to issue additional shares of BEMC to EMX to maintain its 5.9% interest, at no additional cost to EMX, until BEMC has raised $3,000,000 in equity. Thereafter, EMX will have the right to participate pro-rata in future financings at its own cost to maintain its 5.9% interest in BEMC.

•	At closing, EMX will transfer its Guldgruvan exploration licenses to BEMC.
•

EMX will retain a 3% NSR royalty on the Project, of which 1% may be purchased by BEMC on or before the fifth anniversary of the closing date in 0.5% increments for a total of $2,500,000 in cash and common shares of BEMC stock.

•

EMX will receive AAR payments, with an initial $20,000 payment, commencing on the second anniversary of the closing, with each subsequent AAR payment increasing by $5,000 per year until reaching $60,000 per year. Once reaching $60,000, AAR payments will be adjusted each year according to the Consumer Price Index (as published by the U.S. Department of Labor, Bureau of Labor Statistics).

b)

amended the sale agreement with BMC (Note 9) to include the Modum project in Norway in exchange for an additional 1,324,181 common shares of BMC. EMX now holds 10,530,063 common shares of BMC representing 19.9% of the outstanding common shares.

Buckhorn Creek Property

c)

executed an Option Agreement with Kennecott whereby Kennecott can earn a 100% interest in the project by: a) making annual option payments totaling US$550,000, and b) completing US$4,500,000 in exploration expenditures before the fifth anniversary of the agreement. Upon exercise of the option, EMX will retain a 2% NSR royalty on the project which is not capped or purchasable. After exercise of the option, annual advance minimum payments and milestone payments will be due to EMX.

Turkey

d)	received a payment of US$665,525 on February 5, 2018, as the cash equivalent to the third 500 ounce gold bullion payment to be made under the terms of the agreement (Note 10).